Corporate Development and General and Administrative (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Development And General And Administrative
Schedule of corporate development and general and administrative
	Years ended December 31,
	2020	2019	2018

Corporate Development:
Geology and technical review	$7	$-	$26
Salaries and remuneration	34	14	1
Sundry	17	4	-
Travel and transportation	5	13	22
	$63	$31	$49

General and Administrative:
Accounting, audit and tax	$32	$28	$36
Legal	24	15	15
Office and sundry	82	51	56
Regulatory	54	53	50
Rent	36	28	66
	$228	$175	$223